Annual Total Returns[BarChart] - Invesco SP SmallCap Information Technology ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.30%)	11.73%	44.44%	12.97%	4.34%	33.47%	10.12%	(9.13%)	39.18%	27.45%